FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
February 6, 2006

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $129,221

List of Other Included Managers:  NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2077    26806 SH       SOLE                    26806
Abbott Laboratories            COM              002824100     1047    26564 SH       SOLE                    26564
Amazon.com Inc.                COM              023135106     3796    80500 SH       SOLE                    80500
American Express Co.           COM              025816109     3385    65775 SH       SOLE                    65775
Amgen, Inc.                    COM              031162100     1179    14946 SH       SOLE                    14946
Anheuser-Busch Companies, Inc. COM              035229103     1816    42281 SH       SOLE                    42281
Apple Computer, Inc.           COM              037833100      267     3720 SH       SOLE                     3720
Applied Materials, Inc.        COM              038222105     2740   152749 SH       SOLE                   152749
AutoZone, Inc.                 COM              053332102     1985    21640 SH       SOLE                    21640
Bed, Bath & Beyond, Inc.       COM              075896100     1114    30825 SH       SOLE                    30825
Berkshire Hathaway Cl. B       COM              084670207     5924     2018 SH       SOLE                     2018
Biovail Corp.                  COM              09067J109      233     9800 SH       SOLE                     9800
Cisco Systems, Inc.            COM              17275R102     2968   173365 SH       SOLE                   173365
Citigroup, Inc.                COM              172967101     3663    75476 SH       SOLE                    75476
Coca-Cola Co.                  COM              191216100     5201   129019 SH       SOLE                   129019
Colgate-Palmolive Co.          COM              194162103     2501    45597 SH       SOLE                    45597
Costco Cos.                    COM              22160K105     3657    73920 SH       SOLE                    73920
Dell, Inc.                     COM              24702R101     5683   189733 SH       SOLE                   189733
Expedia, Inc.                  COM              30212P105     1873    78161 SH       SOLE                    78161
Exxon Mobil Corp.              COM              30231G102      327     5824 SH       SOLE                     5824
Gannett Co., Inc.              COM              364730101      522     8625 SH       SOLE                     8625
General Electric Co.           COM              369604103     4244   121085 SH       SOLE                   121085
Home Depot, Inc.               COM              437076102     5709   141033 SH       SOLE                   141033
Hospira, Inc.                  COM              441060100      263     6150 SH       SOLE                     6150
IAC/InterActiveCorp            COM              44919P300     2073    73209 SH       SOLE                    73209
Intel Corp.                    COM              458140100     2618   104895 SH       SOLE                   104895
JPMorgan Chase & Co., Inc.     COM              46625H100     3913    98587 SH       SOLE                    98587
Johnson & Johnson, Inc.        COM              478160104     3576    59502 SH       SOLE                    59502
Leucadia National Corp.        COM              527288104     2544    53609 SH       SOLE                    53609
Liberty Media Corp. Cl. A      COM              530718105     1597   202875 SH       SOLE                   202875
Lowes Companies, Inc.          COM              548661107     1762    26426 SH       SOLE                    26426
McDonalds Corp.                COM              580135101     2799    83011 SH       SOLE                    83011
McGraw-Hill, Inc.              COM              580645109     2851    55216 SH       SOLE                    55216
Medco Health Solutions, Inc.   COM              58405U102     2090    37450 SH       SOLE                    37450
Medtronic, Inc.                COM              585055106     2275    39515 SH       SOLE                    39515
Microsoft Corp.                COM              594918104     4344   166117 SH       SOLE                   166117
Nokia Corp. ADS                COM              654902204      362    19800 SH       SOLE                    19800
North Fork Bancorp             COM              659424105     1165    42580 SH       SOLE                    42580
Paychex, Inc.                  COM              704326107      706    18514 SH       SOLE                    18514
PepsiCo, Inc.                  COM              713448108     3100    52467 SH       SOLE                    52467
Pfizer, Inc.                   COM              717081103     3620   155227 SH       SOLE                   155227
Procter & Gamble Co.           COM              742718109     5137    88751 SH       SOLE                    88751
State Street Corp.             COM              857477103      647    11670 SH       SOLE                    11670
Stryker Corp.                  COM              863667101     1416    31865 SH       SOLE                    31865
Symbol Technologies, Inc.      COM              871508107      951    74165 SH       SOLE                    74165
Sysco Corp.                    COM              871829107     2966    95516 SH       SOLE                    95516
Time Warner, Inc.              COM              887317105     4803   275426 SH       SOLE                   275426
Wal-Mart Stores                COM              931142103     2655    56727 SH       SOLE                    56727
Washington Mutual, Inc.        COM              939322103     2429    55847 SH       SOLE                    55847
eBay, Inc.                     COM              278642103     4649   107565 SH       SOLE                   107565